FAIR VALUE GAINS (Details Narrative) - Distoken Acquisition Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Investments held in trust account	$ 7,456,639	$ 41,440,980
Redemption of ordinary shares	$ 36,300,937	$ 31,907,588